Interest-Bearing Loans and Borrowings (Details) - Schedule of interest-bearing loans and borrowings (Parentheticals) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Unsecured Bank Loans [Member]
Interest-Bearing Loans and Borrowings (Details) - Schedule of interest-bearing loans and borrowings (Parentheticals) [Line Items]
Unsecured bank loans received	¥ 10,000	¥ 10,000
Unsecured Bank Loan One [Member]
Interest-Bearing Loans and Borrowings (Details) - Schedule of interest-bearing loans and borrowings (Parentheticals) [Line Items]
Unsecured bank loans received	10,000	10,000
Unsecured Bank Loan Two [Member]
Interest-Bearing Loans and Borrowings (Details) - Schedule of interest-bearing loans and borrowings (Parentheticals) [Line Items]
Unsecured bank loans received	5,000	5,000
Unsecured Other Borrowings [Member]
Interest-Bearing Loans and Borrowings (Details) - Schedule of interest-bearing loans and borrowings (Parentheticals) [Line Items]
Unsecured other borrowings, current		21,000
Unsecured Other Borrowings One [Member]
Interest-Bearing Loans and Borrowings (Details) - Schedule of interest-bearing loans and borrowings (Parentheticals) [Line Items]
Unsecured other borrowings, current	20,000	20,000
Unsecured Other Borrowings Two [Member]
Interest-Bearing Loans and Borrowings (Details) - Schedule of interest-bearing loans and borrowings (Parentheticals) [Line Items]
Unsecured other borrowings, current	23,000	23,000
Unsecured Other Borrowings Three [Member]
Interest-Bearing Loans and Borrowings (Details) - Schedule of interest-bearing loans and borrowings (Parentheticals) [Line Items]
Unsecured other borrowings, current	10,000	10,000
Unsecured Other Borrowings Five [Member]
Interest-Bearing Loans and Borrowings (Details) - Schedule of interest-bearing loans and borrowings (Parentheticals) [Line Items]
Unsecured other borrowings, current	23,000	23,000
Unsecured Other Borrowings Six [Member]
Interest-Bearing Loans and Borrowings (Details) - Schedule of interest-bearing loans and borrowings (Parentheticals) [Line Items]
Unsecured other borrowings, current	¥ 10,000	¥ 10,000